SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 20  -  SUBSEQUENT EVENTS

1)    On February 25, 2016, Republic Airways Holdings Inc. ("Republic"), Piedmont's Costumer, announced that it and certain of its subsidiaries have filed voluntary petitions for relief under Chapter 11 of the United States Bankruptcy Code in the U.S. Bankruptcy Court for the Southern District of New York. As of December 31, 2015 there were outstanding receivables from Republic of approximately $1,087. As of April 11, 2016 there are outstanding receivables from Republic, related to the balance as of December 31, 2015, of approximately $306. The Company is currently assessing the implications of Republic's voluntary petition for bankruptcy on the maintenance support agreement with Republic.

2)    On March 29, 2016, subsequent to the balance sheet date, TAT's board of directors approved the grant of 40,000 options, at an exercise price of $7.63 per share, to senior executives.